CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 13,054,652	$ 17,545,735	$ 9,727,205
Adjustments to reconcile net income to net cash provided by/ (used in) operating activities:
Depreciation and amortization	2,007,263	1,838,794	1,457,784
Share-based compensation expense	105,605	19,096
(Increase) Decrease In:
Accounts receivable	(34,717,230)	1,824,595	(10,443,599)
Inventories	10,727,118	(17,742,920)	(906,600)
Advance to suppliers	(16,318,824)	(5,238,789)	(562,867)
Other current assets	(3,151,939)	(2,378,426)	(671,517)
Notes receivable - bank acceptance notes	6,785,312	(17,486,720)	(150,208)
Notes receivable from related party - bank acceptance notes	3,024,895	(1,196,661)	(1,828,234)
Accounts receivable from related party	686,688	(707,487)
Increase (Decrease) In:
Accounts payable	(1,545,190)	2,253,390	(188,166)
Customer deposits	(373,853)	(4,355,991)	2,253,492
Income tax payable	(657,793)	552,092	104,028
Other payables and accrued expenses	229,913	62,037	(1,442,999)
Due to shareholder			(117,649)
Net cash used in operating activities	(20,143,383)	(25,011,255)	(2,769,330)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of plant and equipment	(156,288)	(73,466)	(209,511)
Prepayment for purchases of plant and equipment	(5,941)	(7,562,237)
Net cash used in investing activities	(162,229)	(7,635,703)	(209,511)
CASH FLOWS FROM FINANCING ACTIVITIES:
Increase in restricted cash	(5,965,883)	(1,974,804)	(1,847,122)
Proceeds from short-term bank loans	75,184,567	57,578,620	35,687,123
Repayments of short-term bank loans	(65,543,772)	(46,603,583)	(27,789,153)
Proceeds from Long-term bank loans	4,718,094
Proceeds from notes payable-bank acceptance notes	50,433,168	50,216,280	50,771,789
Repayment of notes payable-bank acceptance notes	(51,598,637)	(43,947,109)	(49,263,858)
Proceeds from issuance of ordinary shares to public, net of issuance cost		20,345,000
IPO compensation	440,955
Net cash provided by financing activities	7,668,492	35,614,404	7,558,779
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(12,637,120)	2,967,446	4,579,938
Effect of exchange rate changes on cash	1,882,399	946,069	68,214
Cash and cash equivalents at beginning of period	12,322,982	8,409,467	3,761,315
CASH AND CASH EQUIVALENTS AT END OF PERIOD	1,568,261	12,322,982	8,409,467
Cash paid during the periods:
Income taxes paid	2,863,026	2,355,451	637,267
Interest paid	2,998,929	1,949,982	1,492,404
Non-cash transactions:
Appropriation to statutory reserve	1,210,351	1,581,126	431,734
Debt forgiven by shareholder		$ 12,924,000